Shareholder Report, Holdings (Details) - Advisor Class	Jul. 31, 2024
Lowe's Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Cencora [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Microchip Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Ross Stores [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Amgen [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Sysco [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Thermo Fisher Scientific [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
W.W. Grainger [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Marsh & McLennan Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ross Stores [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Lowe's Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Microchip Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
W.W. Grainger [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Amgen [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Sysco [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Cencora [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Thermo Fisher Scientific [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Marsh & McLennan Companies [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%